Earnings/(Loss) Per Share Dividends - Summary of Net Earnings Per Share (Detail) $ / shares in Units, shares in Thousands, $ in Thousands				12 Months Ended
		Apr. 25, 2023 $ / shares	Apr. 29, 2022 $ / shares	Dec. 31, 2023 ARS ($) $ / shares shares		Dec. 31, 2022 ARS ($) $ / shares shares		Dec. 31, 2021 ARS ($) $ / shares shares
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net profit attributable to parent's shareholders | $				$ 587,324,400		$ 126,950,267		$ 138,744,986
Net profit attributable to parent's shareholders adjusted for dilution | $	[1]			$ 587,324,400		$ 126,950,267		$ 138,744,986
Weighted average of outstanding common shares of the fiscal year | shares	[1]			639,413		639,413		639,413
Weighted average of outstanding common shares of the fiscal year adjusted for dilution | shares	[1]			639,413		639,413		639,413
Basic earnings per share (in pesos) | (per share)		$ 22.18	$ 22.18	$ 918.5368	[1]	$ 198.5419	[1]	$ 216.9881	[1]

[1]	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.